Financial risk management - Changes in gains or losses on valuation at the transaction date (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	₩ (160,525)	₩ (292,599)
New transactions	(88,769)	(206,897)
Recognized in profit for the year	105,335	338,971
Ending balance	₩ (143,959)	₩ (160,525)